SEGMENT INFORMATION	6 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

12.   SEGMENT INFORMATION

As a result of the circumstances described in Note 4, discontinued operations have been excluded from segment information for the current period, and comparative figures have been recast accordingly.

The tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Six-month period ended December 31, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	28,885,905	72,354,636	40,850,624	142,091,165
Royalties	549,133	—	—	549,133
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	292,344	—	—	292,344
Total	29,727,382	72,354,636	40,850,624	142,932,642

Cost of sales	(12,953,960)	(45,804,781)	(26,756,726)	(85,515,467)
Gross profit per segment	16,773,422	26,549,855	14,093,898	57,417,175
% Gross margin	56%	37%	35%	40%

	Seed and
	integrated	Crop	Crop
Six-month period ended December 31, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	40,578,862	85,720,851	55,070,802	181,370,515
Royalties	942,756	—	—	942,756
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	588,053	—	—	588,053
Total	42,109,671	85,720,851	55,070,802	182,901,324

Cost of sales	(26,327,893)	(54,418,119)	(28,814,839)	(109,560,851)
Gross profit per segment	15,781,778	31,302,732	26,255,963	73,340,473
% Gross margin	37%	37%	48%	40%

	Seed and
	integrated	Crop	Crop
Three-month period ended December 31, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	18,493,424	41,931,365	13,009,901	73,434,690
Royalties	239,836	—	—	239,836
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	131,804	—	—	131,804
Total	18,865,064	41,931,365	13,009,901	73,806,330

Cost of sales	(8,279,415)	(29,842,324)	(9,032,609)	(47,154,348)
Gross profit per segment	10,585,649	12,089,041	3,977,292	26,651,982
% Gross margin	56%	29%	31%	36%

	Seed and
	integrated	Crop	Crop
Three-month period ended December 31, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	23,185,640	46,061,246	29,385,133	98,632,019
Royalties	248,970	—	—	248,970
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(78,122)	—	—	(78,122)
Total	23,356,488	46,061,246	29,385,133	98,802,867

Cost of sales	(14,386,962)	(28,027,445)	(14,846,498)	(57,260,905)
Gross profit per segment	8,969,526	18,033,801	14,538,635	41,541,962
% Gross margin	38%	39%	49%	42%